Available-for-sale debt security (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt Securities, Available-for-sale [Abstract]
Available-for-sale debt security, beginning	$ 0
Available-for-sale debt security acquired in the year	3,805
Change in unrealized gains related to available-for-sale debt securities	5,385	$ 0	$ 0
Available-for-sale debt security, ending	$ 9,190	$ 0